Taxation - Disclosure of income tax expense (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Current taxation
Current year	$ 941	$ 430
Prior year over provision	(12)	(9)
Current taxation	929	421
Deferred taxation
Current year	21	5
Change in estimate	1	0
Prior year under provision	0	1
Tax effect from change in tax rate	4	0
Deferred taxation	26	6
Total tax expense (income)	$ 955	$ 427